Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Bank's Provisions

The following table summarizes the Bank's provisions.

Provisions
(millions of Canadian dollars)
	Restructuring [1]	Litigation and Other	Total
Balance as at November 1, 2018	$121	$352	$473
Additions	184	222	406
Amounts used	(53)	(219)	(272)
Release of unused amounts	(9)	(78)	(87)

Foreign currency translation adjustments and other	(2)	(8)	(10)

Balance as at October 31, 2019, before allowance for credit losses for off-balance sheet instruments	$241	$269	510

Add: allowance for credit losses for off-balance sheet instruments[2]			585
Balance as at October 31, 2019			$1,095

[1]	Includes provisions for onerous lease contracts.
[2]	Refer to Note 8 for further details.

Summary of Credit Instruments
Credit Instruments
(millions of Canadian dollars)		As at
	October 31 2019	October 31 2018
Financial and performance standby letters of credit	$26,887	$26,431
Documentary and commercial letters of credit	107	197
Commitments to extend credit[1]
Original term-to-maturity of one year or less	56,676	50,028

Original term-to-maturity of more than one year	150,170	134,148
Total	$233,840	$210,804

[1]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged

Details of assets pledged against liabilities and collateral assets held or repledged are shown in the following table:

Sources and Uses of Pledged Assets and Collateral
(millions of Canadian dollars)		As at
	October 31 2019	October 31 2018
Sources of pledged assets and collateral
Bank assets
Cash and due from banks	$820	$1,219
Interest-bearing deposits with banks	4,918	3,301
Loans	87,415	83,637
Securities	85,237	83,370

Other assets	850	1,278

	179,240	172,805
Third-party assets[1]
Collateral received and available for sale or repledging	274,765	243,168

Less: Collateral not repledged	(61,260)	(57,845)

	213,505	185,323

	392,745	358,128
Uses of pledged assets and collateral[2]
Derivatives	11,468	8,083
Obligations related to securities sold under repurchase agreements	120,352	105,665
Securities borrowing and lending	107,587	85,544
Obligations related to securities sold short	27,575	39,007
Securitization	32,024	32,067
Covered bond	41,937	38,033
Clearing systems, payment systems, and depositories	8,338	7,540
Foreign governments and central banks	1,167	1,390

Other	42,297	40,799
Total	$392,745	$358,128

[1]	Includes collateral received from reverse repurchase agreements, securities borrowing, margin loans, and other client activity.
[2]	Includes $45.6 billion of on-balance sheet assets that the Bank has pledged and that the counterparty can subsequently repledge as at October 31, 2019 (October 31, 2018 – $43.9 billion).